Pay vs Performance Disclosure	1 Months Ended			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following is the Company’s pay versus performance disclosure, calculated in a manner consistent with Item 402(v) of Regulation S-K. Operating Return on Tangible Common Equity “ROTCE” was selected as the Company’s most important financial performance measure linking Compensation Actually Paid to our CEO and Other Named Executive Officers and Company performance.

					Value of initial fixed $100 investment based on cumulative total shareholder return:
Year	Summary Compensation Table total for Chief Executive Officer ($)	Compensation actually paid to Chief Executive Officer (1,4) ($)	Average Summary Compensation Table total for NEOs other than CEO ($)	Average compensation actually paid to NEOs other than CEO (2,4) ($)	Cambridge Bancorp common stock (3) ($)	S&P U.S. BMI Banks Index ($)	Net Income (000) ($)	Operating ROTCE
2022	$1,935,359	$1,628,278	$975,142	$629,527	$113.74	$95.12	$52,909	14.18%
2021	$1,966,312	$2,475,604	$948,219	$1,040,614	$124.36	$118.43	$54,024	15.10%
2020	$2,249,248	$2,517,537	$940,096	$975,893	$90.14	$86.69	$31,959	14.38%

(1)
Denis Sheahan served as Chairman, President and Chief Executive Officer for each of the years presented in the table.
(2)
Messrs. Carotenuto, Fontaine and Millane and Ms. Pline served as NEOs for each of the years presented in the table. Mr. Mark Thompson, former President, also served as an NEO in 2020.
(3)
Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 as of the market close on December 31, 2019. TSR for Cambridge Bancorp stock was (9.9)% in 2020, 38.0% in 2021 and (8.5)% in 2022, for a cumulative three-year TSR of 13.7%. A $100 investment in Cambridge Bancorp stock on December 31, 2019 would be valued at $113.74 as of December 31, 2022, which outperformed our peers as measured by the S&P U.S. BMI Banks Index.
(4)
Compensation actually paid to the CEO and NEOs for each of the years presented in the table are as follows:

	CEO			Other NEO Average
	2022	2021	2020	2022	2021	2020
Total Compensation as reported in the Summary Compensation Table ("SCT")	$1,935,359	$1,966,312	$2,249,248	$975,142	$948,219	$940,096
Pension values as reported in SCT	$-	$(250,861)	$(424,782)	$-	$(3,244)	$(17,234)
Fair value* of equity awards granted during fiscal year	$(800,000)	$(600,000)	$(800,000)	$(281,250)	$(210,938)	$(277,496)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in current year	$404,445	$336,283	$237,850	$-	$-	$-
Fair value of equity compensation granted in current year - value at year-end	$558,495	$573,707	$1,182,472	$124,216	$201,686	$365,239
Dividends paid on stock in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$45,973	$58,572	$99,973	$12,535	$16,997	$28,926
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(395,708)	$200,697	$58,559	$(137,198)	$45,041	$11,893
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(120,286)	$190,895	$(85,783)	$(27,491)	$42,852	$(24,151)
Fair value of awards forfeited in current fiscal year determined at the end of prior fiscal year	$-	$-	$-	$(36,427)	$-	$(51,381)
Compensation Actually Paid	$1,628,278	$2,475,604	$2,517,537	$629,527	$1,040,614	$975,893

*Note: Fair value was computed in accordance with the Company’s methodology used for financial reporting purposes.

Company Selected Measure Name				Operating ROTCE
Named Executive Officers, Footnote [Text Block]	Denis Sheahan served as Chairman, President and Chief Executive Officer for each of the years presented in the table.
(2)
Messrs. Carotenuto, Fontaine and Millane and Ms. Pline served as NEOs for each of the years presented in the table. Mr. Mark Thompson, former President, also served as an NEO in 2020.

PEO Total Compensation Amount				$ 1,935,359	$ 1,966,312	$ 2,249,248
PEO Actually Paid Compensation Amount				1,628,278	2,475,604	2,517,537
Non-PEO NEO Average Total Compensation Amount				975,142	948,219	940,096
Non-PEO NEO Average Compensation Actually Paid Amount				$ 629,527	1,040,614	975,893
Compensation Actually Paid vs. Total Shareholder Return [Text Block]				ompensation Actually Paid (CAP) and TSR
Compensation Actually Paid vs. Net Income [Text Block]				tually Paid (CAP) and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]				Compensation Actually Paid (CAP) and Operating ROTCE
Tabular List [Table Text Block]

The following table lists either the required disclosure metrics, or the most important financial performance measures used by the Company to link compensation actually paid to our named executive officers to company performance.

•
Total Shareholder Return (TSR)
•
Operating Return on Tangible Common Equity (ROTCE)
•
Operating Income
•
Relative Return on Assets
•
Operating Diluted Earnings per Share (EPS) growth

Total Shareholder Return Amount				$ 113.74	124.36	90.14
Peer Group Total Shareholder Return Amount				95.12	118.43	86.69
Net Income (Loss)				$ 52,909,000	$ 54,024,000	$ 31,959,000
Company Selected Measure Amount				0.1418	0.1510	0.1438
PEO Name				Denis Sheahan	Denis Sheahan	Denis Sheahan
Total Shareholder Rtn Percentage	(8.50%)	38.00%	(9.90%)
Cumulative Total Shareholder Return Percentage				13.70%
Adj To Comp Fn [TextBlock]
(4)
Compensation actually paid to the CEO and NEOs for each of the years presented in the table are as follows:

	CEO			Other NEO Average
	2022	2021	2020	2022	2021	2020
Total Compensation as reported in the Summary Compensation Table ("SCT")	$1,935,359	$1,966,312	$2,249,248	$975,142	$948,219	$940,096
Pension values as reported in SCT	$-	$(250,861)	$(424,782)	$-	$(3,244)	$(17,234)
Fair value* of equity awards granted during fiscal year	$(800,000)	$(600,000)	$(800,000)	$(281,250)	$(210,938)	$(277,496)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in current year	$404,445	$336,283	$237,850	$-	$-	$-
Fair value of equity compensation granted in current year - value at year-end	$558,495	$573,707	$1,182,472	$124,216	$201,686	$365,239
Dividends paid on stock in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$45,973	$58,572	$99,973	$12,535	$16,997	$28,926
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(395,708)	$200,697	$58,559	$(137,198)	$45,041	$11,893
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(120,286)	$190,895	$(85,783)	$(27,491)	$42,852	$(24,151)
Fair value of awards forfeited in current fiscal year determined at the end of prior fiscal year	$-	$-	$-	$(36,427)	$-	$(51,381)
Compensation Actually Paid	$1,628,278	$2,475,604	$2,517,537	$629,527	$1,040,614	$975,893

*Note: Fair value was computed in accordance with the Company’s methodology used for financial reporting purposes.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]				Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 as of the market close on December 31, 2019. TSR for Cambridge Bancorp stock was (9.9)% in 2020, 38.0% in 2021 and (8.5)% in 2022, for a cumulative three-year TSR of 13.7%. A $100 investment in Cambridge Bancorp stock on December 31, 2019 would be valued at $113.74 as of December 31, 2022, which outperformed our peers as measured by the S&P U.S. BMI Banks Index.
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Total Shareholder Return (TSR)
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Operating Return on Tangible Common Equity (ROTCE)
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Operating Income
PEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Relative Return on Assets
PEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name				Operating Diluted Earnings per Share (EPS) growth
PEO [Member] | Pension Values as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (250,861)	$ (424,782)
PEO [Member] | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (800,000)	(600,000)	(800,000)
PEO [Member] | Pension Value Attributable to Current Year's Service and Any Change in Pension Value Attributable to Plan Amendments Made in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				404,445	336,283	237,850
PEO [Member] | Fair Value of Equity Compensation Granted in Current Year - Value at Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				558,495	573,707	1,182,472
PEO [Member] | Dividends Paid on Stock in the Covered Fiscal Year Prior to the Vesting Date That Are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				45,973	58,572	99,973
PEO [Member] | Change in Fair Value From End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(395,708)	200,697	58,559
PEO [Member] | Change in Fair Value From End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(120,286)	190,895	(85,783)
Non-PEO NEO [Member] | Pension Values as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(3,244)	(17,234)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(281,250)	(210,938)	(277,496)
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted in Current Year - Value at Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				124,216	201,686	365,239
Non-PEO NEO [Member] | Dividends Paid on Stock in the Covered Fiscal Year Prior to the Vesting Date That Are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				12,535	16,997	28,926
Non-PEO NEO [Member] | Change in Fair Value From End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(137,198)	45,041	11,893
Non-PEO NEO [Member] | Change in Fair Value From End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(27,491)	$ 42,852	(24,151)
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at the end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (36,427)		$ (51,381)